TANGIBLE EQUITY UNITS - Additional Information (Details) $ / shares in Units, $ in Millions			5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 15, 2020 USD ($)	Mar. 05, 2020 USD ($)	May 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($) item shares	Dec. 31, 2019 CAD ($)	Mar. 05, 2020 CAD ($)	Mar. 05, 2020 USD ($) $ / shares	Dec. 16, 2019
Disclosure of financial liabilities [line items]
TEU offering (in shares)		15,500,000
TEUs, rate							6.00%	6.00%
Gross proceeds							$ 1,040.7	$ 775,000,000.0
TEUs, stated amount (in usd per share) | $ / shares								$ 50.00
Borrowings, interest rate									7.00%
Purchase contract, conversion ratio of contracts to subordinate voting shares (not more than)		2.6316
Purchase contract, conversion ratio of contracts to subordinate voting shares (not less than)		2.1930
Mark-to-market loss on Purchase Contracts			$ 0.0	$ 0.0	$ 449.2	$ 0.0
Threshold appreciation price (in usd per share) | $ / shares								22.80
Reference price (in usd per share) | $ / shares								$ 19.00
Number of consecutive trading days considered for calculation of Applicable Market Value | item					20
Minimum subordinate voting share conversion of the TEUs (in shares) | shares					33,991,500
Amortizing Notes
Disclosure of financial liabilities [line items]
Notional amount per note								$ 8.5143
Borrowings, interest rate							4.00%	4.00%
Amortizing notes, quarterly payment per note	$ 0.8333	$ 0.7500